Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
401(k) SP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statement to Form 5500
The following table reconciles the Net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025	2024
Net assets available for benefits per financial statements	$23,045,660	$18,843,133
Certain deemed distributions of participant loans	(5,398)	(5,053)
Adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	(18,500)	(39,976)
Net assets per Form 5500	$23,021,762	$18,798,104

The following table reconciles the Plan's Net increase (decrease) in net assets available for benefits per the audited financial statements to the Form 5500 Annual Report:

(in thousands of dollars)	2025
Plan's Net increase (decrease) in net assets available for benefits per financial statements	$4,202,527
Change in certain deemed distributions of participant loans	(345)
Change in adjustment from contract value to fair value for fully benefit-responsive synthetic guaranteed investment contracts	21,476
Net income (loss) per Form 5500	$4,223,658